UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-21769

Highland Special Situations Fund

(Exact name of registrant as specified in charter)

NexBank Tower

13455 Noel Road, Suite 800

Dallas, Texas 75240

(Address of principal executive offices) (Zip code)

James D. Dondero

Highland Capital Management, L.P.

NexBank Tower

13455 Noel Road, Suite 800

Dallas, Texas 75240

(Name and address of agent for service)

Registrant's telephone number, including area code:      (877) 665-1287

Date of fiscal year end:      December 31

Date of reporting period:      March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2008	Highland Special Situations Fund

Principal Amount ($)		Value ($)

Senior Loans (a) - 8.3%

Healthcare - Alternate Site Services - 2.3%
	LifeCare Holdings
1,974,684	Term Loan, 6.95%, 08/11/12	1,704,152

Housing - Building Materials - 6.0%
	Trussway Industries, Inc.
4,563,904	Term Loan, 6.20%, 05/31/09 (b) (c)	4,563,904

Transportation - Auto - 0.0%
	Penda Corp.
330,829	Term Loan, 12.75%, 05/03/10 (c) (d)	11,579

	Total Senior Loans (cost $6,999,382)	6,279,635

Principal Amount

Foreign Denominated Senior Loans (a) - 2.4%

Denmark EUR - 2.4%
	Danish Holdco A/S
3,136,934	Mezzanine Facility, 12.23%, 05/01/17 PIK	1,803,737

	Total Foreign Denominated Senior Loans (cost $3,136,934)	1,803,737

Principal Amount ($)

Asset-Backed Securities (a) - 2.4%
	Cent CDO, Ltd.
1,000,000	5.19%, 03/11/21 (e)	639,700
	Gulf Stream Sextant CLO, Ltd.
1,000,000	5.20%, 06/17/21 (e)	633,800
	Stanfield McLaren CLO, Ltd.
1,000,000	7.59%, 02/27/21 (e)	594,319

	Total Asset-Backed Securities (cost $2,168,800)	1,867,819

Corporate Notes and Bonds - 27.5%

Cable - US Cable - 1.8%
	CCH I LLC
2,000,000	11.00%, 10/01/15 (f)	1,400,000

Consumer Non-Durables - 4.5%
	Solo Cup Co.
4,000,000	8.50%, 02/15/14 (f)	3,400,000

Energy - Exploration & Production - 3.3%
	Energy XXI Gulf Coast, Inc.
3,000,000	10.00%, 06/15/13	2,505,000

Food and Drug - 1.0%
	Cinacalcet Royalty Sub LLC
742,869	8.00%, 03/30/17	761,440

Food/Tobacco - Food/Tobacco Producers - 2.7%
	Chiquita Brands International, Inc.
2,400,000	7.50%, 11/01/14	2,040,000

Principal Amount ($)		Value ($)

Gaming/Leisure - Other Leisure - 1.0%
	Six Flags, Inc.
1,336,000	4.50%, 05/15/15	718,100

Healthcare - Acute Care - 2.8%
	HCA, Inc.
2,000,000	6.30%, 10/01/12	1,790,000
500,000	7.50%, 11/15/95	363,600

		2,153,600

Healthcare - Alternate Site Services - 3.3%
	Select Medical Corp.
465,000	7.63%, 02/01/15	369,675
2,717,000	8.45%, 09/15/15 (f) (g)	2,132,845

		2,502,520

Housing - Real Estate Development - 3.9%
	Realogy Corp.
6,500,000	12.38%, 04/15/15 (f)	2,925,000

Media/Telecommunications - 0.8%
	Young Broadcasting, Inc.
1,000,000	10.00%, 03/01/11 (f)	632,500

Telecommunications/Cellular - 1.7%
	Grande Communications Holdings, Inc.
1,250,000	14.00%, 04/01/11	1,262,500

Transportation - Auto - 0.7%
	Federal-Mogul Corp.
250,000	7.88%, 07/01/10 (d)	0
	Motor Coach Industries International, Inc.
2,000,000	11.25%, 05/01/09	550,000

		550,000

	Total Corporate Notes and Bonds (cost $25,670,287)	20,850,660

Claims - 0.0%

Utilities - 0.0%
2,400,000	Mirant Corp.	24,000

	Total Claims (cost $0)	24,000

Shares

Common Stocks - 25.6%

Energy - Exploration & Production - 1.2%
66,814	Key Energy Services, Inc. (h)	896,644

Housing - Building Materials - 8.4%
4,173	Owens Corning, Inc. (h)	75,656
70,329	Trussway Industries, Inc. (b) (c) (h)	6,259,281

		6,334,937

Media/Telecommunications - 1.1%
153,279	Gray Television, Inc.	872,158

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2008	Highland Special Situations Fund

Shares		Value ($)

Common Stocks (continued)

Retail - 0.0%
12,265,769	Home Interiors & Gifts, Inc. (c) (h)	0

Service - Environmental Services - 9.5%
449,903	Safety-Kleen Systems, Inc. (h)	7,198,448

Utilities - 5.4%
5,784	Exelon Corp.	470,066
98,855	Mirant Corp. (h)	3,597,317
1,450	Portland General Electric Co.	32,701

		4,100,084

	Total Common Stocks (cost $14,173,164)	19,402,271

Units

Warrant - 0.1%

Telecommunications - 0.0%
1,250	Grande Communications Holdings, Inc., expires 04/01/11 (h)	13

Wireless Communications - 0.1%
220,000	Clearwire Corp., expires 08/15/10 (h)	48,125

	Total Warrant (cost $374,013)	48,138

Total Investments - 66.3%
(cost of $52,522,580) (i)		50,276,260

Preferred Shares at Liquidation Value - (0.5)%		(411,000)

Other Assets & Liabilities, Net - 34.2%		25,916,069

Net Assets applicable to Common Shareholders - 100.0%		75,781,329

Investment sold short outstanding as of March 31, 2008.

Security	Shares	Value

Steelcase, Inc. Class A	38,329	$423,919

Total Investments sold short (proceeds $539,931)		$423,919

(a)

Senior loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. (Unless identified, all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2008. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(b)	Affiliated issuer.
(c)

Represents fair value as determined by the Investment Adviser, in good faith, pursuant to the policies and procedures approved by the Fund’s Board of Trustees. Securities with a total aggregate market value of $10,834,764, or 14.3% of net assets, were fair valued by the Investment Adviser as of March 31, 2008.

(d)	The issuer is in default of certain debt covenants. Income is not being accrued.
(e)

Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At March 31, 2008, these securities amounted to $1,867,819 or 2.4% of net assets.

(f)	Securities (or a portion of securities) on loan as of March 31, 2008.
(g)	Variable rate security. The interest rate shown reflects the rate in effect at March 31, 2008.
(h)	Non-income producing security.
(i)	Cost for federal income tax purposes is $52,522,580.

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
PIK	Payment-in-Kind

Foreign Denominated Senior Loans
Industry Concentration Table:
(% of Total Net Assets)

Healthcare – Alternative Site Services	2.4%

Total	2.4%

Gross unrealized appreciation	$9,240,757
Gross unrealized depreciation	(11,487,077)

Net unrealized appreciation	$(2,246,320)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2008	Highland Special Situations Fund

Security Valuation:
In computing the Fund’s net assets attributable to Common Shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day will be valued by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Fund’s net asset value), such securities are valued at their fair value, as determined by the Investment Adviser in good faith in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”). In these cases, the Fund’s net asset value will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurement” (“FAS 157”):

In September 2006, the Financial Accounting Standards Board (“FASB”) issued FAS 157, “Fair Value Measurement,” which is effective for financial statements issued for fiscal years beginning after November 15, 2007. FAS 157 defines how fair value should be determined for financial reporting purposes, establishes a framework for measuring fair value under GAAP, and requires additional disclosures about the use of fair value measurements, but is not expected to result in any changes to the fair value measurements of the Company’s investments. FAS 157 requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on net assets for the reportable periods as contained in the Company’s periodic filings.

The Company has adopted FAS 157 as of January 1, 2008. The Company has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. Based on this assessment, the adoption of FAS 157 did not have any material effect on the Company’s net asset value. However, the adoption of FAS 157 does require the Company to provide additional disclosures about the inputs used to develop the measurements and the effect of certain measurements The three levels of the fair value hierarchy established under FAS 157 are described below:

•	Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Company has access at the date of measurement;

•

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers; and

•

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Company’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Company’s assets as of March 31, 2008 as follows:

Assets at Fair Value	Total	Level 1	Level 2	Level 3

Portfolio Investments	$50,276,260	$5,520,622	$31,000,436	$13,331,283
Other Financial Instruments *	(423,919)	(423,919)	—	—

Total	$49,852,341	$5,096,703	$31,000,436	$13,331,283

* Investment sold short.

The Company did not have any liabilities that were measured at fair value on a recurring basis at March 31, 2008.

The following table presents our assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2007 and at March 31, 2008.

Assets at Fair Value Using Unobservable Inputs (Level 3)	Portfolio Investments

Balance as of December 31, 2007	$12,873,291
Transfers in/(out) of Level 3	—
Net amortization/(accretion) of premium/(discount)	1,013
Net realized gains/(losses)	—
Net unrealized gains/(losses)	(916,865)
Net purchases and sales *	1,373,844

Balance as of March 31, 2008	$13,331,283

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2008	Highland Special Situations Fund

The $916,865 of unrealized losses, net, presented in the table above relate to investments that are still held at March 31, 2008, and the Company presents these unrealized losses on the Statement of Operations as Net change in unrealized appreciation/(depreciation) on investments.

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Highland Special Situations Fund

By (Signature and Title)*	/s/ James D. Dondero
James D. Dondero, President
(principal executive officer)

Date	May 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James D. Dondero
James D. Dondero, President
(principal executive officer)

Date	May 23, 2008

By (Signature and Title)*	/s/ M. Jason Blackburn
M. Jason Blackburn, Secretary and Treasurer
(principal financial officer)

Date	May 23, 2008

* Print the name and title of each signing officer under his or her signature.